UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21229

Investment Company Act File Number

Eaton Vance New Jersey Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New Jersey Municipal Bond Fund

December 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 150.4%

Security	Principal Amount (000’s omitted)	Value
Education — 7.9%
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	$750	$750,713
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/29	500	557,475
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	360	368,510
New Jersey Institute of Technology, 5.00%, 7/1/42	735	748,759
Rutgers State University, 5.00%, 5/1/39	250	259,128

		$2,684,585

General Obligations — 4.5%
Monmouth County Improvement Authority, 5.00%, 1/15/27	$1,375	$1,518,784

		$1,518,784

Hospital — 13.2%
Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$175	$161,569
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	685	686,671
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	250	246,723
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	515	522,668
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	250	250,232
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/21	255	285,036
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/26	295	312,700
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), 5.25%, 7/1/31	750	723,795
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	1,345	1,297,912

		$4,487,306

Housing — 2.9%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), 4.375%, 4/1/28	$965	$976,175

		$976,175

Insured – Education — 6.7%
New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/27	$920	$831,036
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 4.75%, 7/1/34	1,145	1,162,599
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 5.00%, 7/1/38	275	275,767

		$2,269,402

Insured – Electric Utilities — 2.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$615	$523,113
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	335	262,573

		$785,686

Insured – General Obligations — 43.8%
Bayonne, (AGM), 0.00%, 7/1/23	$2,415	$1,677,193
Bayonne, (AGM), 5.50%, 7/1/39	1,000	1,042,810
Delaware Township, Hunterdon County, (AGC), 5.00%, 10/15/35	320	334,797
Delaware Township, Hunterdon County, (AGC), 5.10%, 10/15/36	340	356,677
Delaware Township, Hunterdon County, (AGC), 5.15%, 10/15/37	360	378,724
Delaware Township, Hunterdon County, (AGC), 5.20%, 10/15/38	382	401,979
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	1,500	1,556,670
Hudson County Improvement Authority, (Harrison Redevelopment), (NPFG), 0.00%, 12/15/38	2,000	520,180
Irvington Township, (AGM), 0.00%, 7/15/26	5,235	3,041,640

Security	Principal Amount (000’s omitted)	Value
Jackson Township School District, (NPFG), 2.50%, 6/15/27	$2,310	$1,961,190
Jersey City, (AGM), 5.00%, 1/15/29	1,000	1,041,500
Lakewood Township, (AGC), 5.75%, 11/1/31	700	759,178
Monroe Township Board of Education, Middlesex County, (AGC), 4.75%, 3/1/34	1,015	1,032,194
Nutley School District, (NPFG), 4.75%, 7/15/30	110	113,501
Nutley School District, (NPFG), 4.75%, 7/15/31	410	421,820
Paterson, (BAM), 5.00%, 1/15/26	250	267,755

		$14,907,808

Insured – Hospital — 11.8%
New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36	$2,000	$2,052,300
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	170	172,081
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	250	253,060
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,500	1,542,570

		$4,020,011

Insured – Lease Revenue/Certificates of Participation — 9.1%
Essex County Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,000	$1,139,570
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	1,300	1,412,216
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	500	565,905

		$3,117,691

Insured – Special Tax Revenue — 12.9%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/21	$1,000	$787,770
Garden State Preservation Trust, (AGM), Prerefunded to 11/1/15, 5.80%, 11/1/21	500	550,350
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (BHAC), (NPFG), 5.00%, 7/1/27	975	990,122
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	2,380	1,347,199
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	1,120	593,880
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,105	122,003

		$4,391,324

Insured – Transportation — 7.8%
New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	$1,500	$1,705,410
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/33	720	760,558
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	180	191,984

		$2,657,952

Insured – Water and Sewer — 9.5%
Middlesex County Improvement Authority, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$4,500	$2,817,900
Passaic Valley Sewerage Commissioners, (NPFG), 2.50%, 12/1/32	635	431,914

		$3,249,814

Lease Revenue/Certificates of Participation — 1.8%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	$600	$607,110

		$607,110

Senior Living/Life Care — 1.4%
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	$500	$470,955

		$470,955

Student Loan — 3.0%
New Jersey Higher Education Student Assistance Authority, 5.625%, 6/1/30	$965	$1,018,528

		$1,018,528

Security	Principal Amount (000’s omitted)	Value
Transportation — 9.6%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$590	$610,379
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	210	214,691
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.25%, 6/15/30	610	654,134
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/26	1,000	539,800
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,150	1,237,204

		$3,256,208

Water and Sewer — 2.2%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$725	$758,930

		$758,930

Total Tax-Exempt Municipal Securities — 150.4% (identified cost $49,400,352)		$51,178,269

Taxable Municipal Securities — 1.3%
Security	Principal Amount (000’s omitted)	Value
Transportation — 1.3%
Port Authority of New York and New Jersey, 4.458%, 10/1/62	$500	$426,200

Total Taxable Municipal Securities — 1.3% (identified cost $494,535)		$426,200

Total Investments — 151.7% (identified cost $49,894,887)		$51,604,469

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (57.6)%		$(19,600,071)

Other Assets, Less Liabilities — 5.9%		$2,017,394

Net Assets Applicable to Common Shares — 100.0%		$34,021,792

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2013, 68.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 23.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

A summary of open financial instruments at December 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/14	60 U.S. Long Treasury Bond	Short	$(7,827,078)	$(7,698,750)	$128,328

At December 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $128,328.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$49,641,845

Gross unrealized appreciation	$2,533,953
Gross unrealized depreciation	(796,329)

Net unrealized appreciation	$1,737,624

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$51,178,269	$—	$51,178,269
Taxable Municipal Securities	—	426,200	—	426,200
Total Investments	$—	$51,604,469	$—	$51,604,469
Futures Contracts	$128,328	$—	$—	$128,328
Total	$128,328	$51,604,469	$—	$51,732,797

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. At December 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 24, 2014